Non-Controlling Interests (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	May 31, 2014	Dec. 31, 2013 CNY (¥)
Noncontrolling Interest [Line Items]
Minority Interest	¥ 1,156,178		¥ 1,227,533	¥ 1,519,045	$ 166,524		¥ 1,619,045
Retained Earnings (Accumulated Deficit), Total	(15,428,426)		(13,252,929)		$ (2,222,156)
Payments to Noncontrolling Interests	¥ 23,000	$ 3,313	¥ 0	¥ 0
Hainan NCI [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	26.53%				26.53%
Minority Interest	¥ 95,800
Payments to Noncontrolling Interests	2,600
Hainan Tianneng [Member]
Noncontrolling Interest [Line Items]
Long-term Investments	34,295				$ 4,940
Accounts Payable, Related Parties, Current	¥ 40,000
Hengshui Yingli New Energy Resources Company Limited [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	4.25%				4.25%
Minority Interest	¥ 138,400
Retained Earnings (Accumulated Deficit), Total	¥ 60,500
Tianwei Baobian Tianwei Yingli [Member]
Noncontrolling Interest [Line Items]
Equity interest (as a percent)				25.99%
Tianwei Baobian Tianwei Group Tianwei Yingli [Member]
Noncontrolling Interest [Line Items]
Equity interest (as a percent)						7.00%